Long-term Investments, Net (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Summary of equity method investments

	December 31, 2018	December 31, 2019	December 31, 2020
	RMB in thousands
Equity investments accounted for using the measurement alternative	793,149	666,025	1,791,393
Equity investments accounted for using the equity method	—	279,854	188,199
Investments accounted for at fair value	186,838	305,250	253,346

Total	979,987	1,251,129	2,232,938